Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	0.00%
State tax rate, net	5.45%	0.00%
Permanent differences	(0.02%)	0.00%
Impact of change in federal income tax rates	(11.92%)	0.00%
Deferred tax asset valuation allowance	(27.51%)	0.00%
Effective income tax rate	0.00%	0.00%